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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Brandywine Managers, LLC
Address: 7234 Lancaster Pike
         Hockessin, DE  19707

Form 13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   Secretary & Treasurer
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Richard E. Carlson  Hockessin, DE        5/11/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)



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[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         28-06287             ABANCO Investments, Ltd.
         28-4558              Parametric Portfolio Assoc.
         28-3420              Ashford Capital Management, Inc.
         28-04874             Gardner Lewis Asset Management, LP






































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     637
                                            [in thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2001

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------
Ambase Corp. common    Common       023641064          11      17,943 SH         Sole          None          17,943
Ascent
  Assurance common     Common       04362N103          24      14,733 SH         Sole          None          14,733
Clean Harbors common   Common       184496107          37      17,500 SH         Sole          None          17,500
American Bank
  Note common          Common       243771030          20      11,600 SH         Sole          None          11,600
Arch Wireless common   Common       393921050          16      18,000 SH         Sole          None          18,000
Harvard
  Industries common    Common       417434503          28      22,790 SH         Sole          None          22,790
JPS Industries,
  Inc. common          Common       46624E405          78      17,275 SH         Sole          None          17,275
Meritor Savings
  Bank common          Common       590007100          28      16,491 SH         Sole          None          16,491
SECURITY ASSOC.
  INTL                 Common       813764305          99      40,000 SH         Sole          None          40,000
Stone & Webster
 common                Common      8615721050          22      13,000 SH         Sole          None          13,000
TFC Enterprises,
  Inc. common          Common      8828951050          47      37,970 SH         Sole          None          37,970
OMI Corp common        Common       Y6476W104         226      30,700 SH         Sole          None          30,700
                                                      ---    --------                                       -------
                                                      637     258,002                                       258,880
                                                      ===    ========                                       =======


















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